FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of fair value of financial instruments [Table Text Block]
At December 31, 2022

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$0	-

At December 31, 2021

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$0	-

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2022	December 31, 2021
	Canadian dollar	Canadian dollar
Cash and cash equivalents	18,867	167,659
Advances receivable and prepaids	373,964	321,295
Accounts payable and accrued liabilities	(601,665)	(638,137)
Due from related parties	810,109	176,309
Due to related parties	(16,729)	(87,341)
Employee retention allowance	(234,471)	(234,471)
Loans	36,344	(34,993)
Total foreign currency financial assets and liabilities	386,419	(329,678)
Foreign exchange closing rate	0.7383	0.7888
Total foreign currency financial assets and liabilities in US $	285,293	(260,050)

Impact of a 10% strengthening of the US $ on net loss	28,529	(26,005)

Disclosure of credit risk [Table Text Block]
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$182,175	$154,154
Advances receivable and prepaid expenses	$360,176	$345,193
	$542,351	$499,347

Disclosure of detailed information about capital management [Table Text Block]
	December 31, 2022	December 31, 2021
Share capital	$98,916,239	$94,480,512
Reserves	$12,137,446	$10,787,553
Deficit	$(69,861,983)	$(66,933,241)
	$41,191,702	$38,334,824